Summary of Significant Accounting Policie (Details) - Kludein I Acquisition Corp. [Member] - USD ($)		1 Months Ended	12 Months Ended
	Aug. 16, 2022	Jan. 23, 2023	Dec. 31, 2022
Summary of Significant Accounting Policie (Details) [Line Items]
Cumulative earnings			$ 3,196,047
Allocated issuance costs			14,303,235
Underwriting fees			3,450,000
Deferred underwriting commissions			6,037,500
Fair value amount			4,411,238
Other offering cost			404,497
Issuance of class a common stock			13,780,222
Warrants amount issuance costs			523,013
Excise tax percentage	1.00%
Fair market value	1.00%
Federal depository insurance coverage expense			$ 250,000
Class A Common Stock [Member]
Summary of Significant Accounting Policie (Details) [Line Items]
Share subject to forfeiture (in Shares)			13,825,000
Subsequent Event [Member]
Summary of Significant Accounting Policie (Details) [Line Items]
Redeemed shares (in Shares)		9,786,530
Excise tax amount		$ 100,993,709